Consolidated Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 1,931,381	$ 376,984	$ 2,225,396	$ 702,077	$ 1,566,631	$ 438,292
Cost of revenue	761,755	398,266	1,287,572	711,648	1,465,824	719,993
Gross profit (loss)	1,169,626	(21,282)	937,824	(9,571)	100,807	(281,701)
Share-based compensation	2,670,588	489,345	3,052,746	956,968	1,761,785	253,728
Selling, general and administrative expenses	8,685,424	1,083,093	12,700,643	2,090,523	12,116,600	2,368,745
Other expenses	14,597,792	1,169,712	12,787,838	1,676,132	1,024,166	2,047,133
Gain on disposal of property and equipment		(153,199)		(961,713)	(945,662)	(273,273)
Other income					(1,015,803)	(921,322)
Loss from operations	(24,784,178)	(2,610,233)	(27,603,403)	(3,771,481)	(13,785,941)	(4,029,985)
Non-operating income (expense), net:
Change in fair value of digital assets		(62,657)		(391,090)	(406,345)	157,923
Change in fair value of warrant liabilities	(6,138,775)		(5,255,450)		445,000
Change in fair value of convertible notes	(400,440,855)		(470,668,608)		(26,030,635)
Change in fair value of share-based payment	334,502		334,502
Gain on investment in NUAI shares	6,493,245		4,984,130
Gain on sale of investment in TCDC	856		65,920,568
Interest expense, net	(4,527,540)	(43,521)	(3,267,654)	(55,912)	(253,334)	(19,028)
Loss before income taxes	(429,062,745)	(2,716,411)	(435,555,915)	(4,218,483)	(40,031,255)	(3,891,090)
Income tax (expense) benefit	(1,305,951)	127,579	(14,824,603)	190,161	216,234	(32,908)
Net loss	(430,368,696)	(2,588,832)	(450,380,518)	(4,028,322)	(39,815,021)	(3,923,998)
Net loss attributable to non-controlling interest	(2,065,770)	(12,426)	(2,161,826)	(19,336)	(191,112)	(18,717)
Net loss attributable to SharonAI Holdings Inc.	(428,302,926)	(2,576,406)	(448,218,692)	(4,008,986)	(39,623,909)	(3,905,281)
Other comprehensive income (loss)
Foreign currency translation adjustments	(1,968,468)	(243,954)	(3,059,707)	(349,468)	(800,719)	424,883
Other comprehensive income (loss)	(1,968,468)	(243,954)	(3,059,707)	(349,468)	(800,719)	424,883
Other comprehensive income (loss) attributable to noncontrolling interest	(9,449)	(1,188)	(14,686)	(1,694)	(3,869)	1,025
Other comprehensive income (loss) attributable to SharonAI Holdings Inc.	(1,959,019)	(242,766)	(3,045,021)	(347,774)	(796,850)	423,858
Comprehensive loss attributable to SharonAI Holdings Inc.	$ (430,261,945)	$ (2,819,172)	$ (451,263,713)	$ (4,356,760)	$ (40,420,759)	$ (3,481,423)
Net loss per share, basic	$ (22.84)	$ (0.27)	$ (27.38)	$ (0.41)	$ (4.04)	$ (0.77)
Net loss per share, diluted	$ (22.84)	$ (0.27)	$ (27.38)	$ (0.41)	$ (4.04)	$ (0.77)
Weighted-average number of shares outstanding, basic	18,755,220	9,703,042	16,370,481	9,703,042	9,804,075	5,056,870
Weighted-average number of shares outstanding, diluted	18,755,220	9,703,042	16,370,481	9,703,042	9,804,075	5,056,870